Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued Vacation, Current	$ 626,039	$ 552,629	$ 438,936
Accrued Payroll Taxes, Current	479,526	674,858	314,451
Accrued construction-in-progress	38,959	548,988	637,776
Accrued supplies	155,560	709,027	301,989
Accrued consulting	94,060	179,082	120,744
Accrued clinical trial expense	389,779	423,634
Accrued outside laboratory services	251,963	128,752
Accrued bonus & severance	1,591,291	1,804,288
Accrued contract manufacturing	12,285	1,000,824
Accrued legal	720,154	833,646
Accrued financing fees payable	5,123,500	5,100,000
Accrued franchise tax payable	32,501	216,251
Other Accrued Liabilities, Current	343,102	283,909	90,982
Total	$ 9,858,719	$ 12,455,888	$ 1,904,878